Guarantees and Commitments (Schedule of Lease Commitments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Guarantees [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 39
Operating Leases, Future Minimum Payments, Due in Two Years	34
Operating Leases, Future Minimum Payments, Due in Three Years	31
Operating Leases, Future Minimum Payments, Due in Four Years	31
Operating Leases, Future Minimum Payments, Due in Five Years	29
Operating Leases, Future Minimum Payments, Due Thereafter	99
Operating Leases, Future Minimum Payments Due	263
Operating Leases, Rent Expense	$ 51	$ 50	$ 47